Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Product revenue	$ 97,844	$ 118,015	$ 148,001
Service and other revenue (note 21)	5,460	12,554	16,031
Revenue, Net	103,304	130,569	164,032
Cost of revenue and expenses:
Cost of product revenue	83,314	97,923	148,690
Research and development (note 17(d) and 18)	52,777	76,580	91,132
General and administrative (note 17(d))	35,201	40,319	46,475
Sales and marketing (note 17(d))	17,496	25,489	28,707
Foreign exchange (gain) loss	(11,601)	(3,433)	(15,168)
Depreciation and amortization	13,654	18,666	16,288
Bank charges, interest and other	378	703	595
Impairment of long lived assets	4,015	5,238	4,838
Provision for inventory purchase commitments	0	4,106	0
Intangible impairment	0	5,823	1,721
Goodwill impairment	18,707	18,543	34,964
Cost of Revenue	213,941	289,957	358,242
Loss from operations	(110,637)	(159,388)	(194,210)
Income from investments accounted for by the equity method	18,317	14,222	13,444
Interest on long-term debt and amortization of discount	(5,529)	(5,849)	(4,789)
Interest and other income	192	817	1,018
Loss before income taxes	(97,657)	(150,198)	(184,537)
Income tax expense (recovery) (note 19):
Current	1,245	606	1,414
Deferred	(514)	(1,185)	(541)
Total	731	(579)	873
Net loss for the year	(98,388)	(149,619)	(185,410)
Other comprehensive income (loss):
Cumulative translation adjustment	(16,889)	(15,201)	(17,308)
Comprehensive loss	$ (115,277)	$ (164,820)	$ (202,718)
Loss per share:
Basic and diluted (in dollars per share)	$ (1.53)	$ (2.37)	$ (3.22)
Weighted average common shares outstanding:
Basic and diluted (in shares)	64,109,703	63,130,022	57,633,190